Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Loss for the year	$ (1,253,534)	$ (1,948,568)	$ (2,072,266)
Adjustments for:
Finance income	(5,558)	0	0
Interest expense - director's loans	105,630	(38,016)	(26,705)
Transaction cost - director's loans	108,768	90,000	128,096
Non-cash property payments	300,000	130,256	433,044
Equity-settled share-based compensation	42,124	157,500	677,000
Gain on disposition of marketable securities	0	0	(667)
Changes in working capital items:
Amounts receivable and other assets	224,217	(222,021)	(46,683)
Restricted cash	(5,000)	0	(60,328)
Accounts payable and accrued liabilities	64,111	(328,134)	349,258
Advanced contributions received	(189,021)	74,056	(26,460)
Balances due to related parties	289,320	(913,693)	1,102,714
Net cash provided by (used in) operating activities	(318,943)	(2,998,620)	457,003
Investing activities
Proceeds from disposition of marketable securities	5,476	38,016	26,705
Interest received	5,558	25,131	667
Net cash provided by investing activities	11,034	63,147	27,372
Financing activities
Net proceeds from the issuance of common shares pursuant to a private placement	0	0	2,481,300
Net proceeds from the issuance of common shares pursuant to exercise of share purchase warrants	0	0	540,000
Proceeds from director's loans	675,000	0	0
Repayment of director's loans	(375,000)	0	(1,000,000)
Interest paid on director's loans	(25,904)	(90,000)	(128,096)
Net cash provided by (used in) financing activities	274,096	(90,000)	1,893,204
Net increase (decrease) in cash	(33,813)	(3,025,473)	2,377,579
Cash, beginning balance	282,996	3,308,469	930,890
Cash, ending balance	249,183	282,996	3,308,469
Supplementary cash flow information:
Issuance of shares pursuant to mineral property acquisition	300,000	0	0
Issuance of share purchase warrants pursuant to a loan agreement	$ 490,449	$ 0	$ 0